Notes to Profit or Loss - Summary of Income Taxes (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [abstract]
Current Tax Income / (Expense)	€ 1,000	€ (534,000)	€ 45,000
Deferred Tax Benefit / (Expenses)	4,304,000	(502,000)	(564,000)
Actual Income Tax	4,304,674	(1,036,365)	(518,625)
Total Amount of Current Taxes Resulting from Entries Directly Recognized in Other Comprehensive Income	0	0	(82,000)
Total Amount of Deferred Taxes Resulting from Entries Directly Recognized in Other Comprehensive Income	0	0	(112,000)
Total Amount of Tax Effects Resulting from Entries Directly Recognized in Equity or Other Comprehensive Income	€ 0	€ 0	€ (194,000)